RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Smart Lodging Group (Cayman) Limited (“Smart Lodging”)	Hotel chain	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. ( “Huali Jinshi”)	Building decoration company	Equity method investee of the Group
Shenzhen Hitone Investment Fund Partnership (LLP) ( “Hitone”)	Fund	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership ( “AZURE”)	Fund	Equity method investee of the Group
AAPC Hotel Management Co., Ltd. ( “AAPC”)	Hotel management company	Equity method investee of the Group

Accor ceased to be related parties of the Group from December 2021.

Huali Jinshi ceased to be related parties of the Group from August 2022.

(a) Related party balances

Amounts due from related parties were mainly comprised of shareholder loans to Sheen Star, Cjia Group, Zhuchuang and Lianquan, which are short-term in nature and mainly payable on demand, service fee and room charges withheld by Trip.com and long-term shareholder loan to one equity method investee. The Group recorded credit losses of RMB17 and RMB37 for the nine months ended September 30, 2021 and 2022.

	As of
	December 31,	September 30,
	2021	2022
Sheen Star	33	31
Zhuchuang	27	27
Trip.com	17	71
Cjia Group	29	29
Lianquan	49	44
Others	12	18
Allowance for expected credit losses	(17)	(37)
Total	150	183

Amounts due to related parties were mainly comprised of payables for reservation fee and other service fee to Trip.com, acquisition consideration, consultation fee to and cash received on behalf of Cjia Group and payables for construction service fee to Huali Jinshi, which are short-term in nature and payable on demand.

	As of
	December 31,	September 30,
	2021	2022
Trip.com	44	51
Cjia Group	101	27
Huali Jinshi	47	—
Others	5	7
Total	197	85

(b) Related party transactions

During the nine months ended September 30, 2021 and September 30, 2022, significant related party transactions were as follows:

	Nine Months Ended September 30,
	2021	2022
Commission expenses to Trip.com	78	43
Lease expenses to Trip.com	14	14
Lease expenses to Cjia Group	—	25
Service fee to Huali Jinshi	10	—
Service fee to AAPC	—	3
Brand use fee, reservation fee and other related service fee to Accor	15	—
Goods sold and service provided to Cjia Group	10	—
Loan payment to Hitone	5	—
Service fee from Trip.com	52	49
Service fee from AAPC	3	2
Service fee from China Hospitality JV	2	1
Service fee from Sheen Star	3	3
Service fee from AZURE	—	3
Sublease income from Lianquan	8	9
Sublease income from Cjia Group	5	4
Business acquisition of CitiGO from Cjia Group	783	—
Business acquisition of one individual company from Cjia Group	51	—